Concentrations and Credit Risk (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Concentrations And Credit Risk Details Narrative
Uninsured cash in banks	$ 8,751	$ 3,745